BUSINESS COMBINATIONS (Details) - Elektra Baselland Telecom SFr in Millions	Jan. 13, 2023 CHF (SFr)
Assets:
Cash and cash equivalents	SFr 5.2
Accounts receivable	3.6
Other receivables	0.6
Inventories	0.1
Accrued income	0.3
Property, plant and equipment	73.7
Intangible assets	8.1
Identifiable assets recognised as of acquisition date	91.6
Liabilities:
Accounts payable	(2.6)
Other current liabilities	(0.9)
Accrued liabilities	(0.7)
Deferred tax liabilities	(3.5)
Identifiable liabilities recognised as of acquisition date	(7.7)
Total identifiable net assets at fair value	83.9
Goodwill arising on acquisition	6.4
Total consideration transferred	90.3
Cash acquired with the subsidiary	(5.2)
Net cash paid for acquisition	SFr 85.1